Note 8 - Margin Loan Payable - Movement of the Margin Loan (Details) $ in Thousands, $ in Thousands					12 Months Ended
	Jul. 27, 2022 CAD ($)	Jul. 27, 2022 USD ($)	Oct. 28, 2021 CAD ($)	Oct. 28, 2021 USD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)
Statement Line Items [Line Items]
Draw-down					$ 0		$ 11,966
Gain on modification of margin loan					(834)		0
Margin loan facility [member]
Statement Line Items [Line Items]
Draw-down			$ 12,400	$ 10,000			12,388	$ 10,000
Less: transaction costs and fees					(203)	$ (150)	(422)	(341)
Interest expense					1,732	1,336	136	108
Unrealized foreign exchange loss					474	0	380	$ 0
Balance at November 30, 2021					8,824		12,482		$ 6,579	$ 9,767
Principal repayment	$ (3,700)	$ (2,900)			(3,696)	(2,882)	0
Interest paid					(1,131)	(877)	$ 0
Gain on modification of margin loan					$ (834)	$ (615)